INCENTIVE STOCK PLANS - Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	212,415	207,006	130,213
Weighted average price of restricted stock granted (in dollars per share)	$ 32.46	$ 32.93	$ 41.81
Intrinsic value of restricted stock outstanding	$ 12,673	$ 16,068	$ 13,826
Grant date fair value of restricted stock vested	5,949	4,454	2,475
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted shares vested	$ 2,186	$ 1,665	$ 1,063
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	32,928	36,403	22,800
Weighted average price of restricted stock granted (in dollars per share)	$ 30.37	$ 30.22	$ 38.60
Intrinsic value of restricted stock outstanding	$ 0	$ 66	$ 620
Grant date fair value of restricted stock vested	1,047	1,647	2,478
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted shares vested	$ 20	$ 208	$ 708